OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2021	2020
Capitalized fulfillment costs	3,363	3,233
Agent receivables	1,724	961
Advances	966	1,375
Claims receivables	2,868	2,241
Bunker receivables on time charter-out contracts	21,645	12,053
Other receivables	8,469	9,488
Balance at June 30, 2021	39,035	29,351